Business combination - Summary of Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed (Details) - HIEP HIEP THANH Investment Company Limited - KRW (₩)
₩ in Millions
		Dec. 31, 2025	Oct. 20, 2025
Disclosure Of Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Property and equipment	[1]		₩ 188,110
Investment property			207,833
Trade and other receivables			50,955
Cash and cash equivalents		₩ 8,515	8,515
Deferred tax liabilities			35,183
Trade and other payables			284,634
Identifiable net assets		₩ 135,596	₩ 135,596

[1]	Investment property of the acquiree amounting to W 188,029 million was classified as property and equipment in the Group’s consolidated statement of financial position.